Related Party Transactions (Details) - Schedule of due from related parties - USD ($) $ in Thousands		Mar. 31, 2023	Mar. 31, 2022
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Due from related party		$ 88	$ 66
NUAG [Member]
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Due from related party	[1]	51	43
TIN [Member]
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Due from related party	[2]	$ 37	$ 23

[1]	The Company recovers costs for services rendered to NUAG and expenses incurred on behalf of NUAG pursuant to a services and administrative costs reallocation agreement. During the year ended March 31, 2023, the Company recovered $1.0 million (year ended March 31, 2022 - $0.7 million) from NUAG for services rendered and expenses incurred on behalf of NUAG. The costs recovered from NUAG were recorded as a direct reduction of general and administrative expenses on the consolidated statements of income.
[2]	The Company recovers costs for services rendered to TIN and expenses incurred on behalf of TIN pursuant to a services and administrative costs reallocation agreement. During the year ended March 31, 2023, the Company recovered $0.2 million (year ended March 31, 2022 - $0.2 million) from TIN for services rendered and expenses incurred on behalf of TIN. The costs recovered from TIN were recorded as a direct reduction of general and administrative expenses on the consolidated statements of income.